Shareholder Fees	Feb. 25, 2026 USD ($)
T. Rowe Price Dynamic Credit Fund - Investor Class
Prospectus [Line Items]
Maximum Account Fee	$ 20	[1]
T. Rowe Price Dynamic Credit Fund - I Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price Dynamic Credit Fund - Z Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price Dynamic Global Bond Fund - Investor Class
Prospectus [Line Items]
Maximum Account Fee	20	[2]
T. Rowe Price Dynamic Global Bond Fund - I Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price Dynamic Global Bond Fund - Advisor Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price Dynamic Global Bond Fund - Z Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price Emerging Markets Corporate Bond Fund - Investor Class
Prospectus [Line Items]
Maximum Account Fee	20	[3]
T. Rowe Price Emerging Markets Corporate Bond Fund - I Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price Emerging Markets Corporate Bond Fund - Advisor Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price Emerging Markets Corporate Bond Fund - Z Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price Emerging Markets Local Currency Bond Fund - Investor Class
Prospectus [Line Items]
Maximum Account Fee	20	[4]
T. Rowe Price Emerging Markets Local Currency Bond Fund - I Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price Emerging Markets Local Currency Bond Fund - Advisor Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price Emerging Markets Local Currency Bond Fund - Z Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price Global High Income Bond Fund - Investor Class
Prospectus [Line Items]
Maximum Account Fee	20	[5]
T. Rowe Price Global High Income Bond Fund - I Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price Global High Income Bond Fund - Advisor Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price Global Industrials Fund - Investor Class
Prospectus [Line Items]
Maximum Account Fee	20	[6]
T. Rowe Price Global Industrials Fund - I Class
Prospectus [Line Items]
Maximum Account Fee	$ 0

[1]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.
[2]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.
[3]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.
[4]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.
[5]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.
[6]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.